Borrowings (Details)																																																																		12 Months Ended
	Nov. 14, 2016 USD ($)	Nov. 14, 2016 CNY (¥)	Nov. 03, 2016 USD ($)	Nov. 03, 2016 CNY (¥)	Oct. 21, 2016 USD ($)	Oct. 21, 2016 CNY (¥)	Oct. 13, 2016 USD ($)	Oct. 13, 2016 CNY (¥)	Oct. 13, 2016 loan	Oct. 12, 2016 USD ($)	Oct. 12, 2016 CNY (¥)	Oct. 11, 2016 USD ($)	Oct. 11, 2016 CNY (¥)	Sep. 24, 2016 USD ($)	Sep. 24, 2016 CNY (¥)	Sep. 21, 2016 USD ($)	Sep. 21, 2016 CNY (¥)	Sep. 12, 2016 USD ($)	Sep. 12, 2016 CNY (¥)	Aug. 13, 2016 USD ($)	Aug. 13, 2016 CNY (¥)	Aug. 04, 2016 USD ($)	Aug. 04, 2016 CNY (¥)	Aug. 01, 2016 USD ($)	Aug. 01, 2016 CNY (¥)	Jul. 01, 2016 USD ($)	Jul. 01, 2016 CNY (¥)	Apr. 21, 2016 USD ($)	Apr. 21, 2016 CNY (¥)	Apr. 12, 2016 USD ($)	Apr. 12, 2016 CNY (¥)	Mar. 17, 2016 USD ($)	Mar. 17, 2016 CNY (¥)	Mar. 04, 2016 USD ($)	Mar. 04, 2016 CNY (¥)	Feb. 09, 2016 USD ($)	Feb. 09, 2016 CNY (¥)	Jan. 16, 2016 USD ($)	Jan. 16, 2016 CNY (¥)	Jan. 15, 2016 USD ($)	Jan. 15, 2016 CNY (¥)	Jan. 08, 2016 USD ($)	Jan. 08, 2016 CNY (¥)	Nov. 16, 2015 CNY (¥) loan	Nov. 05, 2015 CNY (¥)	Oct. 16, 2015 CNY (¥)	Oct. 15, 2015 CNY (¥)	Sep. 30, 2015 CNY (¥)	Sep. 28, 2015 CNY (¥)	Aug. 30, 2015 CNY (¥)	Aug. 05, 2015 CNY (¥)	Aug. 04, 2015 CNY (¥)	Jun. 30, 2015 CNY (¥)	Jun. 24, 2015 CNY (¥)	Jun. 15, 2015 CNY (¥)	May. 07, 2015 CNY (¥)	Mar. 19, 2015 CNY (¥)	Jan. 19, 2015 CNY (¥)	Jan. 06, 2015 CNY (¥)	Nov. 11, 2014 CNY (¥)	Nov. 11, 2014 USD ($)	Nov. 11, 2014 CNY (¥)	Mar. 21, 2014 CNY (¥)	Feb. 28, 2014 CNY (¥)	Jan. 07, 2014 CNY (¥)	Dec. 31, 2015 USD ($) loan item	Dec. 31, 2015 CNY (¥) loan	Dec. 31, 2014 CNY (¥) loan item T	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥) loan item	Dec. 30, 2014 CNY (¥)	Nov. 30, 2014 USD ($)	Nov. 30, 2014 CNY (¥)	Dec. 31, 2013 USD ($)
Borrowings
Short-term borrowings																																																																		$ 115,991,130		¥ 901,000,000		¥ 753,200,000
Long-term borrowings
Current portion																																																																		12,935,814		24,000,000		84,000,000
Non-current portion																																																																				84,000,000
Total borrowings																																																																		128,926,944		1,009,000,000		837,200,000
Bank debt repaid																																																																		148,607,860	¥ 965,000,000	851,200,000	¥ 1,061,200,000
Deposit at bank securing debt																																																																				62,370,000
Land use rights
Long-term borrowings
Amount pledged as collateral for bank loans																																																																		859,597		5,712,909		5,581,879
Certain buildings
Long-term borrowings
Amount pledged as collateral for bank loans																																																																		13,793,216		94,100,997		89,567,625
Certain equipment
Long-term borrowings
Amount pledged as collateral for bank loans																																																																		$ 20,490,907		¥ 51,286,059		¥ 133,059,754
Bank loans
Long-term borrowings
Weighted average interest rates on bank loans (as a percent)																																																																		5.77%		6.43%		5.77%				6.63%
Interest expenses on the bank loans																																																																		$ 9,085,467	¥ 58,997,387	¥ 56,384,972	¥ 51,336,899
Industrial & Commercial Bank Of China
Long-term borrowings
Total borrowings																																																																		$ 3,695,947		¥ 48,000,000		¥ 24,000,000
Number of loans outstanding | loan																																																																		1		1		1
Industrial & Commercial Bank Of China | Note payable to bank due October 12, 2016
Long-term borrowings
Long-term debt, outstanding																																																																		$ 3,695,947		¥ 48,000,000		¥ 24,000,000
Original loan amount																																																																		$ 13,859,800		¥ 90,000,000		¥ 90,000,000
Variable rate basis																																																																		prime rate published by the People's Bank of China (the "PBOC") for loans with the same or similar terms	prime rate published by the People's Bank of China (the "PBOC") for loans with the same or similar terms	prime rate published by the PBOC for loans with the same or similar terms
Percentage applied to reference rate for calculation of variable rate																																																																		10.00%	10.00%	10.00%
Interest rate percentage at period end																																																																		6.60%		6.60%		6.60%
Bank debt repaid to date																																																																		$ 10,163,853		¥ 42,000,000		¥ 66,000,000
Long-term debt, quarterly repayment																																																																		923,987	¥ 6,000,000	6,000,000
Agricultural Bank Of China
Long-term borrowings
Total borrowings																																																																		$ 59,011,950		¥ 190,000,000		383,200,000
Number of loans granted by lender | loan																																																																		13	13	7
Amount of loans granted during the year																																																																		$ 59,011,950	¥ 383,200,000	¥ 190,000,000
Agricultural Bank Of China | Two Notes Payable To Bank, with amount of RMB 70,000,000
Borrowings
Short-term borrowings																																																																		$ 10,779,844				¥ 70,000,000
Long-term borrowings
Number of loans granted by lender | loan																																																																		2	2
Amount of loans granted during the year																																																																		$ 10,779,844	¥ 70,000,000
Variable rate basis																																																																		prime rate published by the PBOC for loans with the same or similar terms	prime rate published by the PBOC for loans with the same or similar terms
Percentage applied to reference rate for calculation of fixed rate																																																																		5.00%	5.00%
Interest rate percentage at period end																																																																		5.62%				5.62%
Agricultural Bank Of China | Two Notes Payable To Bank, with amount of RMB 70,000,000 | Forecast
Long-term borrowings
Bank debt repaid																														$ 4,619,933	¥ 30,000,000			$ 6,159,911	¥ 40,000,000
Agricultural Bank Of China | Two Notes Payable To Bank, with amount of RMB 70,000,000 | Shandong Borun
Long-term borrowings
Number of years, the net operating cash flow shall not be negative																																																																		3 years	3 years
Agricultural Bank Of China | Two Notes Payable To Bank, with amount of RMB 70,000,000 | Shandong Borun | Maximum
Long-term borrowings
Debt-to-asset ratio (as a percent)																																																																		70.00%				70.00%
Contingent liabilities as a percentage of net assets																																																																		50.00%				50.00%
Agricultural Bank Of China | Two Notes Payable To Bank, with amount of RMB 43,200,000
Borrowings
Short-term borrowings																																																																		$ 6,652,706				¥ 43,200,000
Long-term borrowings
Number of loans granted by lender | loan																																																																		2	2
Amount of loans granted during the year																																																																		$ 6,652,706	¥ 43,200,000
Variable rate basis																																																																		prime rate published by the PBOC for loans with the same or similar terms	prime rate published by the PBOC for loans with the same or similar terms
Percentage applied to reference rate for calculation of fixed rate																																																																		5.00%	5.00%
Interest rate percentage at period end																																																																		5.88%				5.88%
Agricultural Bank Of China | Two Notes Payable To Bank, with amount of RMB 43,200,000 | Forecast
Long-term borrowings
Bank debt repaid																																								$ 3,079,956	¥ 20,000,000	$ 3,572,750	¥ 23,200,000
Agricultural Bank Of China | Two Notes Payable To Bank, with amount of RMB 43,200,000 | Shandong Borun
Long-term borrowings
Number of years, the net operating cash flow shall not be negative																																																																		3 years	3 years
Agricultural Bank Of China | Two Notes Payable To Bank, with amount of RMB 43,200,000 | Shandong Borun | Maximum
Long-term borrowings
Debt-to-asset ratio (as a percent)																																																																		70.00%				70.00%
Contingent liabilities as a percentage of net assets																																																																		50.00%				50.00%
Agricultural Bank Of China | Two Notes Payable To Bank, with amount of RMB 50,000,000
Borrowings
Short-term borrowings																																																																		$ 7,699,889				¥ 50,000,000
Long-term borrowings
Number of loans granted by lender | loan																																																																		2	2
Amount of loans granted during the year																																																																		$ 7,699,889	¥ 50,000,000
Variable rate basis																																																																		prime rate published by the PBOC for loans with the same or similar terms	prime rate published by the PBOC for loans with the same or similar terms
Percentage applied to reference rate for calculation of fixed rate																																																																		5.00%	5.00%
Interest rate percentage at period end																																																																		5.09%				5.09%
Agricultural Bank Of China | Two Notes Payable To Bank, with amount of RMB 50,000,000 | Forecast
Long-term borrowings
Bank debt repaid																								$ 3,079,956	¥ 20,000,000	$ 4,619,933	¥ 30,000,000
Agricultural Bank Of China | Two Notes Payable To Bank, with amount of RMB 50,000,000 | Shandong Borun
Long-term borrowings
Number of years, the net operating cash flow shall not be negative																																																																		3 years	3 years
Agricultural Bank Of China | Two Notes Payable To Bank, with amount of RMB 50,000,000 | Shandong Borun | Maximum
Long-term borrowings
Debt-to-asset ratio (as a percent)																																																																		70.00%				70.00%
Contingent liabilities as a percentage of net assets																																																																		50.00%				50.00%
Agricultural Bank Of China | Five Notes Payable To Bank, with amount of RMB 140,000,000
Borrowings
Short-term borrowings																																																																		$ 21,559,689				¥ 140,000,000
Long-term borrowings
Number of loans granted by lender | loan																																																																		5	5
Amount of loans granted during the year																																																																		$ 21,559,689	¥ 140,000,000
Variable rate basis																																																																		prime rate published by the PBOC for loans with the same or similar terms	prime rate published by the PBOC for loans with the same or similar terms
Percentage applied to reference rate for calculation of fixed rate																																																																		5.00%	5.00%
Interest rate percentage at period end																																																																		4.83%				4.83%
Agricultural Bank Of China | Five Notes Payable To Bank, with amount of RMB 140,000,000 | Forecast
Long-term borrowings
Number of loans repaid or repayable | loan									3
Bank debt repaid							$ 3,079,956	¥ 20,000,000		$ 4,619,933	¥ 30,000,000	$ 4,619,933	¥ 30,000,000			$ 6,159,911	¥ 40,000,000	$ 3,079,956	¥ 20,000,000
Agricultural Bank Of China | Five Notes Payable To Bank, with amount of RMB 140,000,000 | Shandong Borun
Long-term borrowings
Number of years, the net operating cash flow shall not be negative																																																																		3 years	3 years
Agricultural Bank Of China | Five Notes Payable To Bank, with amount of RMB 140,000,000 | Shandong Borun | Maximum
Long-term borrowings
Debt-to-asset ratio (as a percent)																																																																		70.00%				70.00%
Contingent liabilities as a percentage of net assets																																																																		50.00%				50.00%
Agricultural Bank Of China | Two Notes Payable To Bank, with amount of RMB 80,000,000
Borrowings
Short-term borrowings																																																																		$ 12,319,822				¥ 80,000,000
Long-term borrowings
Number of loans granted by lender | loan																																																																		2	2
Amount of loans granted during the year																																																																		$ 12,319,822	¥ 80,000,000
Variable rate basis																																																																		prime rate published by the PBOC for loans with the same or similar terms	prime rate published by the PBOC for loans with the same or similar terms
Percentage applied to reference rate for calculation of fixed rate																																																																		5.00%	5.00%
Interest rate percentage at period end																																																																		4.57%				4.57%
Agricultural Bank Of China | Two Notes Payable To Bank, with amount of RMB 80,000,000 | Forecast
Long-term borrowings
Bank debt repaid	$ 7,699,889	¥ 50,000,000	$ 4,619,933	¥ 30,000,000
Agricultural Bank Of China | Two Notes Payable To Bank, with amount of RMB 80,000,000 | Shandong Borun
Long-term borrowings
Number of years, the net operating cash flow shall not be negative																																																																		3 years	3 years
Agricultural Bank Of China | Two Notes Payable To Bank, with amount of RMB 80,000,000 | Shandong Borun | Maximum
Long-term borrowings
Debt-to-asset ratio (as a percent)																																																																		70.00%				70.00%
Contingent liabilities as a percentage of net assets																																																																		50.00%				50.00%
Agricultural Bank Of China | Six Notes Payable To Bank, with amount of RMB 150,000,000
Borrowings
Short-term borrowings																																																																				¥ 150,000,000
Long-term borrowings
Number of loans granted by lender | loan																																																																				6
Amount of loans granted during the year																																																																				¥ 150,000,000
Number of loans repaid or repayable | loan																																												2
Variable rate basis																																																																				prime rate published by the PBOC for loans with the same or similar terms
Percentage applied to reference rate for calculation of fixed rate																																																																				5.00%
Interest rate percentage at period end																																																																				6.30%
Bank debt repaid																																												¥ 50,000,000	¥ 30,000,000	¥ 20,000,000	¥ 30,000,000				¥ 20,000,000
Agricultural Bank Of China | A Note Payable To Bank, with amount of RMB 40,000,000
Borrowings
Short-term borrowings																																																																				¥ 40,000,000
Long-term borrowings
Amount of loans granted during the year																																																																				¥ 40,000,000
Variable rate basis																																																																				prime rate published by the PBOC for loans with the same or similar terms
Percentage applied to reference rate for calculation of fixed rate																																																																				5.00%
Interest rate percentage at period end																																																																				6.30%
China Construction Bank
Long-term borrowings
Total borrowings																																																																		$ 35,419,490		¥ 300,000,000		¥ 230,000,000
Number of loans granted by lender | loan																																																																		6	6	5
Amount of loans granted during the year																																																																		$ 35,419,490	¥ 230,000,000	¥ 300,000,000
China Construction Bank | Two Notes Payable To Bank, with amount of RMB 100,000,000
Borrowings
Short-term borrowings																																																																		$ 15,399,778				¥ 100,000,000
Long-term borrowings
Number of loans granted by lender | loan																																																																		2	2
Amount of loans granted during the year																																																																		$ 15,399,778	¥ 100,000,000
Variable rate basis																																																																		prime rates	prime rates
Percentage applied to reference rate for calculation of fixed rate																																																																		1.22%	1.22%
Interest rate percentage at period end																																																																		6.72%				6.72%
Number of family members of CEO who guaranteed debt instrument | item																																																																		3				3
China Construction Bank | Two Notes Payable To Bank, with amount of RMB 100,000,000 | Forecast
Long-term borrowings
Bank debt repaid																																				$ 7,699,889	¥ 50,000,000	$ 7,699,889	¥ 50,000,000
China Construction Bank | Two Notes Payable To Bank, with amount of RMB 100,000,000 | Daqing Borun | Maximum
Long-term borrowings
Debt-to-asset ratio (as a percent)																																																																		70.00%				70.00%
Current ratio																																																																		0.80				0.80
Contingent liabilities																																																																		$ 24,023,654				¥ 156,000,000
Contingent liabilities as a percentage of net assets																																																																		50.00%				50.00%
Accumulated long-term investment as a percentage of net assets																																																																		30.00%				30.00%
China Construction Bank | Two Notes Payable To Bank Two, with amount of RMB 100,000,000
Borrowings
Short-term borrowings																																																																		$ 15,399,778				¥ 100,000,000
Long-term borrowings
Number of loans granted by lender | loan																																																																		2	2
Amount of loans granted during the year																																																																		$ 15,399,778	¥ 100,000,000
Variable rate basis																																																																		prime rates	prime rates
Percentage applied to reference rate for calculation of fixed rate																																																																		1.334%	1.334%
Interest rate percentage at period end																																																																		6.63%				6.63%
Number of family members of CEO who guaranteed debt instrument | item																																																																		3				3
China Construction Bank | Two Notes Payable To Bank Two, with amount of RMB 100,000,000 | Forecast
Long-term borrowings
Bank debt repaid																												$ 7,699,889	¥ 50,000,000			$ 7,699,889	¥ 50,000,000
China Construction Bank | Two Notes Payable To Bank Two, with amount of RMB 100,000,000 | Daqing Borun | Maximum
Long-term borrowings
Debt-to-asset ratio (as a percent)																																																																		70.00%				70.00%
Current ratio																																																																		0.80				0.80
Contingent liabilities																																																																		$ 24,023,654				¥ 156,000,000
Contingent liabilities as a percentage of net assets																																																																		50.00%				50.00%
Accumulated long-term investment as a percentage of net assets																																																																		30.00%				30.00%
China Construction Bank | A Note Payable To Bank, with amount of RMB 20,000,000
Borrowings
Short-term borrowings																																																																		$ 3,097,956				¥ 20,000,000
Long-term borrowings
Amount of loans granted during the year																																																																		$ 3,097,956	¥ 20,000,000
Variable rate basis																																																																		prime rates	prime rates
Percentage applied to reference rate for calculation of fixed rate																																																																		1.58%	1.58%
Interest rate percentage at period end																																																																		6.63%				6.63%
Number of family members of CEO who guaranteed debt instrument | item																																																																		3				3
China Construction Bank | A Note Payable To Bank, with amount of RMB 20,000,000 | Daqing Borun | Maximum
Long-term borrowings
Debt-to-asset ratio (as a percent)																																																																		70.00%				70.00%
Current ratio																																																																		0.80				0.80
Contingent liabilities																																																																		$ 24,023,654				¥ 156,000,000
Contingent liabilities as a percentage of net assets																																																																		50.00%				50.00%
Accumulated long-term investment as a percentage of net assets																																																																		30.00%				30.00%
China Construction Bank | A Note Payable To Bank, with amount of RMB 20,000,000 | Daqing Borun | Certain equipment
Long-term borrowings
Amount pledged as collateral for bank loans																																																																		$ 17,920,802				¥ 116,370,518
China Construction Bank | A Note Payable To Bank, with amount of RMB 10,000,000
Borrowings
Short-term borrowings																																																																		1,539,978				¥ 10,000,000
Long-term borrowings
Amount of loans granted during the year																																																																		$ 1,539,978	¥ 10,000,000
Variable rate basis																																																																		prime rates	prime rates
Percentage applied to reference rate for calculation of fixed rate																																																																		0.92%	0.92%
Interest rate percentage at period end																																																																		5.22%				5.22%
Number of family members of CEO who guaranteed debt instrument | item																																																																		3				3
China Construction Bank | A Note Payable To Bank, with amount of RMB 10,000,000 | Daqing Borun | Maximum
Long-term borrowings
Debt-to-asset ratio (as a percent)																																																																		70.00%				70.00%
Current ratio																																																																		0.80				0.80
Contingent liabilities																																																																		$ 24,023,654				¥ 156,000,000
Contingent liabilities as a percentage of net assets																																																																		50.00%				50.00%
Accumulated long-term investment as a percentage of net assets																																																																		30.00%				30.00%
China Construction Bank | A Note Payable To Bank, with amount of RMB 10,000,000 | Daqing Borun | Certain buildings
Long-term borrowings
Amount pledged as collateral for bank loans																																																																		$ 13,793,216				¥ 89,567,625
China Construction Bank | A Note Payable To Bank, with amount of RMB 10,000,000 | Daqing Borun | Land
Long-term borrowings
Amount pledged as collateral for bank loans																																																																		859,597				5,581,879
China Construction Bank | Three Notes Payable To Bank, with amount of RMB 220,000,000
Borrowings
Short-term borrowings																																																																				¥ 220,000,000
Long-term borrowings
Number of loans granted by lender | loan																																																																				3
Amount of loans granted during the year																																																																				¥ 220,000,000
Variable rate basis																																																																				benchmark interest rates
Percentage applied to reference rate for calculation of fixed rate																																																																				30.00%
Interest rate percentage at period end																																																																				7.80%
Bank debt repaid																																																									¥ 70,000,000	¥ 70,000,000	¥ 80,000,000
Number of family members of CEO who guaranteed debt instrument | item																																																																				3
China Construction Bank | Three Notes Payable To Bank, with amount of RMB 220,000,000 | Daqing Borun | Maximum
Long-term borrowings
Debt-to-asset ratio (as a percent)																																																																				70.00%
Current ratio																																																																				0.85
Contingent liabilities																																																																				¥ 278,950,000
Contingent liabilities as a percentage of net assets																																																																				50.00%
Accumulated long-term investment as a percentage of net assets																																																																				30.00%
China Construction Bank | A Note Payable To Bank, with amount of RMB 30,000,000
Borrowings
Short-term borrowings																																																																				¥ 30,000,000
Long-term borrowings
Amount of loans granted during the year																																																																				¥ 30,000,000
Variable rate basis																																																																				benchmark interest rates
Percentage applied to reference rate for calculation of fixed rate																																																																				10.00%
Interest rate percentage at period end																																																																				6.60%
Number of family members of CEO who guaranteed debt instrument | item																																																																				2
China Construction Bank | A Note Payable To Bank, with amount of RMB 30,000,000 | Daqing Borun | Maximum
Long-term borrowings
Debt-to-asset ratio (as a percent)																																																																				70.00%
Current ratio																																																																				0.80
Contingent liabilities																																																																				¥ 156,000,000
Contingent liabilities as a percentage of net assets																																																																				50.00%
Accumulated long-term investment as a percentage of net assets																																																																				30.00%
China Construction Bank | A Note Payable To Bank, with amount of RMB 50,000,000
Borrowings
Short-term borrowings																																																																				¥ 50,000,000
Long-term borrowings
Amount of loans granted during the year																																																																				¥ 50,000,000
Variable rate basis																																																																				prime rates
Percentage applied to reference rate for calculation of fixed rate																																																																				110.00%
Interest rate percentage at period end																																																																				6.60%
Number of family members of CEO who guaranteed debt instrument | item																																																																				3
China Construction Bank | A Note Payable To Bank, with amount of RMB 50,000,000 | Daqing Borun | Minimum
Long-term borrowings
Current ratio																																																																				0.80
China Construction Bank | A Note Payable To Bank, with amount of RMB 50,000,000 | Daqing Borun | Maximum
Long-term borrowings
Debt-to-asset ratio (as a percent)																																																																				70.00%
Contingent liabilities																																																																				¥ 156,000,000
Contingent liabilities as a percentage of net assets																																																																				50.00%
Accumulated long-term investment as a percentage of net assets																																																																				30.00%
China Construction Bank | A Note Payable To Bank, with amount of RMB 50,000,000 | Daqing Borun | Certain buildings
Long-term borrowings
Amount pledged as collateral for bank loans																																																																				¥ 94,100,997
China Construction Bank | A Note Payable To Bank, with amount of RMB 50,000,000 | Daqing Borun | Land
Long-term borrowings
Amount pledged as collateral for bank loans																																																																				5,712,909
Agricultural Development Bank of China
Long-term borrowings
Total borrowings																																																																		9,239,867		¥ 260,000,000		60,000,000
Number of loans granted by lender | loan																																																																				4
Amount of loans granted during the year																																																																		9,239,867	¥ 60,000,000	¥ 410,000,000
Agricultural Development Bank of China | A Note Payable To Bank, with amount of RMB 60,000,000
Long-term borrowings
Amount of loans granted during the year																																																																		9,239,867	¥ 60,000,000	60,000,000
Long-term debt, outstanding																																																																		$ 9,239,867		¥ 60,000,000		¥ 60,000,000
Interest rate (as a percent)																																																																		6.33%		6.33%		6.33%
Number of guarantors | item																																																																		2		2		2
Borrowing capacity																																																																								$ 10,779,845	¥ 70,000,000
Draw down on line of credit																																																												¥ 60,000,000	$ 9,239,867	¥ 60,000,000
Agricultural Development Bank of China | A Note Payable To Bank, with amount of RMB 60,000,000 | Property, plant and equipment
Long-term borrowings
Amount pledged as collateral for bank loans																																																																		$ 2,570,105		¥ 20,668,761		¥ 16,689,236
Agricultural Development Bank of China | A Note Payable To Bank, with amount of RMB 60,000,000 | Daqing Borun | Maximum
Long-term borrowings
Debt-to-asset ratio (as a percent)																																																																		70.00%		70.00%		70.00%
Agricultural Development Bank of China | A Note Payable To Bank, with amount of RMB 150,000,000
Long-term borrowings
Amount of loans granted during the year																																																																				¥ 150,000,000
Borrowing capacity | $																																																																										$ 190,000,000
Draw down on line of credit																																																															¥ 50,000,000	¥ 50,000,000	¥ 50,000,000
Agricultural Development Bank of China | A Note Payable To Bank, with amount of RMB 190,000,000
Borrowings
Short-term borrowings																																																																				190,000,000
Long-term borrowings
Amount of loans granted during the year																																																																				¥ 190,000,000
Bank debt repaid																																																¥ 30,000,000		¥ 60,000,000			¥ 100,000,000
Interest rate (as a percent)																																																																				6.00%
Agricultural Development Bank of China | A Note Payable To Bank, with amount of RMB 190,000,000 | Daqing Borun | Maximum
Long-term borrowings
Debt-to-asset ratio (as a percent)																																																																				70.00%
Agricultural Development Bank of China | A Note Payable To Bank, with amount of RMB 190,000,000 | Corn Inventory | Daqing Borun
Long-term borrowings
Amount pledged as collateral for bank loans																																																																				¥ 183,765,570
Mass of corn inventory held as collateral for the debt instrument | T																																																																				100,328
Agricultural Development Bank of China | A Note Payable To Bank, With amount of RMB 100,000,000
Borrowings
Short-term borrowings																																																																				¥ 10,000,000
Long-term borrowings
Amount of loans granted during the year																																																																				¥ 10,000,000
Interest rate (as a percent)																																																																				6.00%
Agricultural Development Bank of China | A Note Payable To Bank, With amount of RMB 100,000,000 | Daqing Borun | Maximum
Long-term borrowings
Debt-to-asset ratio (as a percent)																																																																				70.00%
Agricultural Development Bank of China | A Note Payable To Bank, With amount of RMB 100,000,000 | Daqing Borun | Certain equipment
Long-term borrowings
Amount pledged as collateral for bank loans																																																																				¥ 30,617,298
Agricultural Development Bank of China | A Note Payable To Bank, With amount of RMB 100,000,000 | Corn Inventory | Daqing Borun
Long-term borrowings
Amount pledged as collateral for bank loans																																																																				¥ 183,765,570
Mass of corn inventory held as collateral for the debt instrument | T																																																																				100,328
China CITIC Bank
Long-term borrowings
Total borrowings																																																																		$ 21,559,690		¥ 170,000,000		¥ 140,000,000
Number of loans granted by lender | loan																																																																		6	6	5
Amount of loans granted during the year																																																																		$ 21,559,690	¥ 140,000,000	¥ 170,000,000
China CITIC Bank | A Note Payable To Bank, with amount of RMB 20,000,000
Borrowings
Short-term borrowings																																																																		3,079,956				¥ 20,000,000
Long-term borrowings
Amount of loans granted during the year																																																																		$ 3,079,956	¥ 20,000,000
Variable rate basis																																																																		prime interest rates	prime interest rates
Percentage applied to reference rate for calculation of fixed rate																																																																		1.505%	1.505%
Interest rate percentage at period end																																																																		6.31%				6.31%
China CITIC Bank | Two Notes Payable To Bank, with amount of RMB 69,000,000
Borrowings
Short-term borrowings																																																																		$ 10,625,847				¥ 69,000,000
Long-term borrowings
Number of loans granted by lender | loan																																																																		2	2
Amount of loans granted during the year																																																																		$ 10,625,847	¥ 69,000,000
Variable rate basis																																																																		prime interest rates	prime interest rates
Percentage applied to reference rate for calculation of fixed rate																																																																		1.02%	1.02%
Interest rate percentage at period end																																																																		5.82%				5.82%
China CITIC Bank | Two Notes Payable To Bank, with amount of RMB 69,000,000 | Forecast
Long-term borrowings
Bank debt repaid																				$ 3,079,956	¥ 20,000,000	$ 7,545,891	¥ 49,000,000
China CITIC Bank | Two Notes Payable To Bank, with amount of RMB 35,000,000
Borrowings
Short-term borrowings																																																																		$ 5,389,923				¥ 35,000,000
Long-term borrowings
Number of loans granted by lender | loan																																																																		2	2
Amount of loans granted during the year																																																																		$ 5,389,922	¥ 35,000,000
Variable rate basis																																																																		prime interest rates	prime interest rates
Percentage applied to reference rate for calculation of fixed rate																																																																		1.43%	1.43%
Interest rate percentage at period end																																																																		5.98%				5.98%
China CITIC Bank | Two Notes Payable To Bank, with amount of RMB 35,000,000 | Forecast
Long-term borrowings
Bank debt repaid					$ 2,309,966	¥ 15,000,000								$ 3,079,956	¥ 20,000,000
China CITIC Bank | A Note Payable To Bank, with amount of RMB 16,000,000
Borrowings
Short-term borrowings																																																																		$ 2,463,965				¥ 16,000,000
Long-term borrowings
Amount of loans granted during the year																																																																		$ 2,463,965	¥ 16,000,000
Variable rate basis																																																																		prime interest rates	prime interest rates
Percentage applied to reference rate for calculation of fixed rate																																																																		1.355%	1.355%
Interest rate percentage at period end																																																																		5.66%				5.66%
China CITIC Bank | Three Notes Payable To Bank, with amount of RMB 99,000,000
Borrowings
Short-term borrowings																																																																				¥ 99,000,000
Long-term borrowings
Number of loans granted by lender | loan																																																																				3
Amount of loans granted during the year																																																																				¥ 99,000,000
Variable rate basis																																																																				prime rate published by the PBOC for loans with the same or similar terms
Percentage applied to reference rate for calculation of fixed rate																																																																				25.00%
Interest rate percentage at period end																																																																				7.50%
Bank debt repaid																																																	¥ 20,000,000			¥ 49,000,000		¥ 30,000,000
China CITIC Bank | A Note Payable To Bank, with amount of RMB 31,000,000
Borrowings
Short-term borrowings																																																																				¥ 31,000,000
Long-term borrowings
Amount of loans granted during the year																																																																				¥ 31,000,000
Interest rate (as a percent)																																																																				6.60%
China CITIC Bank | A Note Payable To Bank, with amount of RMB 40,000,000
Borrowings
Short-term borrowings																																																																				¥ 40,000,000
Long-term borrowings
Amount of loans granted during the year																																																																				40,000,000
Deposit at bank securing debt																																																																				20,000,000
Bank of China
Long-term borrowings
Total borrowings																																																																				¥ 15,000,000
Number of loans granted by lender | loan																																																																				5
Amount of loans granted during the year																																																																				¥ 47,000,000
Bank of China | Two notes payable to bank with amount of RMB15,000,000
Borrowings
Short-term borrowings																																																																				¥ 15,000,000
Long-term borrowings
Number of loans granted by lender | loan																																																																				2
Amount of loans granted during the year																																																																				¥ 15,000,000
Bank debt repaid																																																							¥ 5,000,000	¥ 10,000,000
Deposit at bank securing debt																																																																				15,000,000
Amount pledged as collateral for bank loans																																																																				¥ 15,000,000
Bank of China | Three notes payable to bank with amount of RMB 32,000,000
Long-term borrowings
Number of loans granted by lender | loan																																																																				3
Amount of loans granted during the year																																																																				¥ 32,000,000
Deposit at bank securing debt																																																																							¥ 32,000,000
Amount pledged as collateral for bank loans																																																																							¥ 32,000,000
Xingye International Trust Co., Ltd
Borrowings
Short-term borrowings																																																																				26,000,000
Long-term borrowings
Total borrowings																																																																				¥ 26,000,000
Interest rate (as a percent)																																																																				5.23%
Deposit at bank securing debt																																																																				¥ 27,370,000